SUMMARY OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - Foshan Viomi [Member] - Related Party [Member] ¥ in Millions, $ in Millions	Jul. 01, 2024 USD ($)	Feb. 14, 2019 CNY (¥)
Loans Receivable [Member]
Related Party Transaction [Line Items]
Related party transaction amount | $	$ 20.0
Related party transaction rate	4.00%
Loans Payable [Member]
Related Party Transaction [Line Items]
Related party transaction amount | ¥		¥ 10.0
Related party transaction rate		4.80%